XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS

                             PERIOD FROM MAY 4, 1999
                          (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 1999
                                   (UNAUDITED)

                              XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                             PERIOD FROM MAY 4, 1999
                          (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 1999

                                   (UNAUDITED)








                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital........................ 1
Statement of Operations...................................................... 2
Statement of Changes in Members' Capital - Net Assets........................ 3
Notes to Financial Statements................................................ 4
Schedule of Portfolio Investments............................................11
Schedule of Securities Sold, Not Yet Purchased...............................15

XANTHUS FUND, L.L.C.
STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
ASSETS                                                              (UNAUDITED)

Investments in securities, at market (identified cost - $78,271)        $85,389
Due from broker                                                           8,366
Dividends receivable                                                         18
Interest receivable                                                          23
Other assets                                                                 14
                                                                        -------
     TOTAL ASSETS                                                        93,810
                                                                        -------

LIABILITIES

Securities sold, not yet purchased,
  at market (proceeds of sales - $6,285)                                  6,957
Dividends payable on securities sold,
  not yet purchased                                                           2
Syndication fees payable                                                     50
Loan payable                                                             13,135
Loan interest payable                                                        56
Payable to affiliate                                                        183
Management fee payable                                                       56
Accrued expenses                                                             73
                                                                        -------

     TOTAL LIABILITIES                                                   20,512
                                                                        -------

     NET ASSETS                                                         $73,298
                                                                        =======

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions
  (net of syndication costs of $50)                                     $67,910
Accumulated net investment loss                                            (382)
Accumulated net realized loss on investments                               (676)
Accumulated net unrealized appreciation on
  investments                                                             6,446
                                                                        -------

     MEMBERS' CAPITAL - NET ASSETS                                      $73,298
                                                                        =======

The accompanying notes are an integral part of the financial statements.

XANTHUS FUND, L.L.C.
STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       PERIOD FROM MAY 4, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                          TO JUNE 30, 1999
                                                             (UNAUDITED)
INVESTMENT INCOME
Interest                                                      $   55
Dividends                                                         30
                                                              ------
                                                                  85
                                                              ------

EXPENSES
   OPERATING EXPENSES:
      Organizational expense                                     177
      Administration fee                                          98
      Professional fees                                           38
      Investor servicing and accounting fees                      27
      Insurance expense                                           14
      Custodian fees                                               6
      Board of Managers' fees                                      6
      Miscellaneous                                                4
                                                              ------
         TOTAL OPERATING EXPENSES                                370
      Interest expense                                            94
      Dividends on securities sold, not yet purchased              3
                                                              ------
         TOTAL EXPENSES                                          467
                                                              ------
         NET INVESTMENT LOSS                                    (382)
                                                              ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   REALIZED GAIN (LOSS) ON INVESTMENTS:
      Investment securities                                      528
      Purchased options                                         (948)
      Securities sold, not yet purchased                        (256)
                                                              ------
         NET REALIZED LOSS ON INVESTMENTS                       (676)
                                                              ------
   NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS        6,446
                                                              ------
         NET REALIZED AND UNREALIZED GAIN                      5,770
                                                              ------
         INCREASE IN MEMBERS' CAPITAL DERIVED
           FROM INVESTMENT ACTIVITIES                         $5,388
                                                              ======

The accompanying notes are an integral part of the financial statements.

XANTHUS FUND, L.L.C.
STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       PERIOD FROM MAY 4, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                          TO JUNE 30, 1999
                                                             (UNAUDITED)

FROM INVESTMENT ACTIVITIES

      Net investment loss                                      $  (382)
      Net realized loss on investments                            (676)
      Net change in unrealized appreciation
        on investments                                           6,446
                                                               -------
         INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                   5,388

MEMBERS' CAPITAL TRANSACTIONS

      Capital contributions                                     67,960
      Syndication costs                                            (50)
                                                               -------

         INCREASE IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                           67,910

         MEMBERS' CAPITAL AT BEGINNING OF PERIOD                     0
                                                               -------
         MEMBERS' CAPITAL AT END OF PERIOD                     $73,298
                                                               =======

The accompanying notes are an integral part of the financial statements.

XANTHUS FUND, L.L.C.


NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


     1.  ORGANIZATION

         Xanthus Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware in January 1999. The Fund is registered under the Investment Company act of 1940 (the "Act") as a closed-end, non-diversified management investment company. CIBC Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Fund and is responsible for the Fund's investment activities pursuant to an investment advisory agreement. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the Board of Managers of the Fund (the "Board of Managers").

         The Fund's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Fund's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         There are four members of the "Board of Managers" and an "Adviser." CIBC Oppenheimer Advisers, L.L.C. serves as the investment adviser of the Fund and is responsible for managing the Fund's investment portfolio. CIBC World Markets Corp. (formerly CIBC Oppenheimer Corp.) is the managing member and controlling person of the adviser.

         The acceptance of initial and additional contributions is subject to approval by the Board of Managers. The Fund may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Board of Managers that the Fund offer to repurchase interests from Members at the end of 1999. Thereafter, the Adviser expects that generally it will recommend to the Board of Managers that the Fund offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities held short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities (other than convertible debt securities) will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------


     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership will be made. The Members are individually liable for the income taxes on their share of the Fund's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC World Markets Corp. ("CIBC WM") provides certain administrative services to the Fund including, among other things, providing office space and other support services to the Fund. In exchange for such services, the Fund pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Fund's net assets determined as of the beginning of the month.

         Payable to affiliate represents organizational expense and insurance expense in the amounts of $168,104 and $14,476, respectively, paid on behalf of the Fund by CIBC WM.

         During the period ended June 30, 1999, CIBC WM earned $320 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The Adviser of the Fund will serve as the Special Advisory Member of the Fund. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser.

         Each Manager receives an annual retainer of $5,000 plus a fee for each meeting attended. None of the Managers is or will be an "interested person" of the Fund (as defined in the Act). All Managers are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period ended June 30, 1999, fees (including meeting fees and a pro-rata annual retainer) and expenses paid to the Managers totaled $20,638.

         Chase Manhattan Bank serves as Custodian of the Fund's assets.

         PFPC Inc. serves as Investor Services and Accounting Agent to the Fund, and in that capacity provides certain accounting, recordkeeping, tax and investor related services.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the period from May 4, 1999 (commencement of operations) to June 30, 1999, amounted to $82,629,469 and $7,995,739, respectively.

         At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 1999, accumulated net unrealized appreciation on investments was $6,446,271, consisting of $10,006,693 gross unrealized appreciation and $3,560,422 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades and short sales.

     5.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of June 30, 1999, the Fund had outstanding margin borrowings of $13,134,911. For the period ended June 30, 1999, the average daily amount of such borrowings was $9,481,158.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' capital.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Fund maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' capital.

         The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:
                                                      PUT OPTIONS
                                                 ---------------------------
                                                    NUMBER
                                                 OF CONTRACTS       COST
                                                 ------------    -----------
           Beginning balance                            0        $         0
           Options purchased                          878          5,364,234
           Options closed                            (295)        (1,750,435)
           Expired options                           (200)        (  504,350)
                                                     -----       -----------
           Options outstanding at June 30, 1999       383        $ 3,109,449
                                                     =====       ===========

7.   FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

     The Fund maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                                  NET GAINS
                                                            FOR THE PERIOD ENDED
                                                                JUNE 30, 1999
                                                            --------------------
       Equity securities                                      $     8,104,846
       Equity options                                          (       14,811)
       Index options                                           (    2,319,803)
                                                              ---------------
           Total                                              $     5,770,232
                                                              ===============

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES (CONTINUED)

         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                             AVERAGE MARKET VALUE
                                             FOR THE PERIOD ENDED
                                                 JUNE 30, 1999
                                             --------------------
        ASSETS:
           Index options                          $1,511,300

         Average market values presented above are based upon month-end market values during the period ended June 30, 1999.

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                  MAY 4, 1999
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                 JUNE 30, 1999
                                                               ----------------
           Ratio of net investment loss to average net assets        (3.94%)*
           Ratio of operating expenses to average net assets          3.82% *
           Ratio of interest expense to average net assets            0.97% *
           Ratio of dividends on securities sold, not yet
           purchased to average net assets                            0.03% *
           Portfolio turnover rate                                      11%
           Average commission rate paid                              $0.0591**
           Total return                                               7.73% ***

           *      Annualized.
           ** Average commission rate paid on purchases and sales of investment securities held long.
           *** Total return assumes a purchase of an interest in the Fund on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     9.  YEAR 2000

         Like other investment companies and financial and business organizations around the world, the Fund could be adversely affected if the computer systems it uses and those used by the Fund's brokers and other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

         The Fund has assessed its computer systems and the systems compliance issues of its brokers and other major service providers. The Fund has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained satisfactory assurances that comparable steps are being taken by its brokers and other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues.

         The inability of the Fund or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Fund's operations. Management will continue to monitor the status of and its exposure to this issue. For the period ended June 30, 1999, the Fund incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

         The Fund intends to develop contingency plans designed to ensure that third party non-compliance will not materially affect the Fund's operations.

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  JUNE 30, 1999
   SHARES                                                          MARKET VALUE
            COMMON STOCKS - 114.14%
              APPLICATIONS SOFTWARE - 4.47%
   23,200       Intuit, Inc.*                                        $2,090,900
   68,900       PeopleSoft, Inc.*                                     1,188,525
                                                                     ----------
                                                                      3,279,425
                                                                     ----------
              BROADCASTING SERVICES/PROGRAMMING - 3.76%
   35,580       AT&T Corp. - Liberty Media Group, Class A*      (a)   1,271,550
    7,600       Fox Entertainment Group, Inc., Class A*                 204,729
   18,900       United International Holdings, Inc., Class A*         1,278,113
                                                                     ----------
                                                                      2,754,392
                                                                     ----------
              CABLE TV - 2.69%
   40,400       Comcast Corp., Special Class A*                 (a)   1,552,895
    8,500       Jones Intercable, Inc., Class A*                        416,500
                                                                     ----------
                                                                      1,969,395
                                                                     ----------
              CATALOG AND MAIL ORDER HOUSES - 1.27%
   23,200       USA Networks, Inc.*                                     930,900
                                                                     ----------
              CELLULAR TELECOMMUNICATIONS - 2.37%
   23,600       Nextel Communications, Inc., Class A *                1,184,437
   11,400       WinStar Communications, Inc.*                           555,750
                                                                     ----------
                                                                      1,740,187
                                                                     ----------
              COMPUTER SERVICES - 5.18%
   20,000       Computer Sciences Corp.*                              1,383,760
   30,700       Electronic Data Systems Corp.                   (a)   1,738,387
   10,700       Safeguard Scientifics, Inc.*                            674,100
                                                                     ----------
                                                                      3,796,247
                                                                     ----------
              COMPUTER SOFTWARE - 11.75%
   27,288       Computer Associates International, Inc.         (a)   1,494,018
   11,400       Compuware Corp.*                                        362,663
   37,300       Microsoft Corp.*                                (a)   3,364,012
   62,800       Oracle Corp.*                                   (a)   2,331,450
   76,400       Parametric Technology Corp.*                          1,060,050
                                                                     ----------
                                                                      8,612,193
                                                                     ----------
The accompanying notes are an integral part of the financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
   SHARES                                                           MARKET VALUE
            COMMON STOCKS - (CONTINUED)
              COMPUTERS - MEMORY DEVICES - 4.09%
   33,600       EMC Corp.*                                      (a)  $1,848,000
   44,900       Seagate Technology, Inc.*                       (a)   1,150,562
                                                                     ----------
                                                                      2,998,562
                                                                     ----------
              COMPUTERS - MICRO - 11.97%
   35,600       Compaq Computers Corp.                                  843,293
   29,600       Dell Computer Corp.*                            (a)   1,095,200
   21,700       Hewlett-Packard Co.                                   2,180,850
   17,400       International Business Machines Corp.                 2,248,950
   34,900       Sun Microsystems, Inc.*                         (a)   2,403,738
                                                                     ----------
                                                                      8,772,031
                                                                     ----------
              DATA PROCESSING/MANAGEMENT - 5.14%
   37,000       Automatic Data Processing, Inc.                       1,628,000
   43,700       First Data Corp.*                               (a)   2,138,591
                                                                     ----------
                                                                      3,766,591
                                                                     ----------
              ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.46%
   27,000       Solectron Corp.*                                (a)   1,800,576
                                                                     ----------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - 16.67%
   31,100       Intel Corp.                                     (a)   1,850,450
   26,700       Micron Technology, Inc.                               1,081,350
   21,600       Motorola, Inc.                                        2,046,600
   25,800       STMicroelectronics N.V.                         (a)   1,788,275
   17,800       Texas Instruments, Inc.                               2,563,200
    7,600       TranSwitch Corp.*                                       360,050
   44,200       Xilinx, Inc.*                                   (a)   2,530,450
                                                                     ----------
                                                                     12,220,375
                                                                     ----------
              ENTERTAINMENT SOFTWARE - 2.39%
   32,300       Electronic Arts, Inc.*                          (a)   1,752,275
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
    SHARES                                                          MARKET VALUE
            COMMON STOCKS - (CONTINUED)
              INTERNET CONTENT - 3.36%
    3,800       At Home Corp., Series A*                             $  204,964
   13,100       Yahoo!, Inc.*                                         2,256,475
                                                                     ----------
                                                                      2,461,439
                                                                     ----------
              INTERNET SOFTWARE - 3.84%
   25,600       America Online, Inc.*                           (a)   2,816,000
                                                                     ----------
              MACHINERY - GENERAL INDUSTRIAL - 2.32%
   23,000       Applied Materials, Inc.*                        (a)   1,699,125
                                                                     ----------
              MULTIMEDIA - 1.59%
   16,000       Time Warner, Inc.                                     1,162,000
                                                                     ----------
              NETWORKING PRODUCTS - 5.39%
   48,800       Cisco Systems, Inc.*                            (a)   3,144,574
   30,200       3Com Corp.*                                             805,978
                                                                     ----------
                                                                      3,950,552
                                                                     ----------
              PIPELINES - 0.52%
    9,000       Williams Companies, Inc.                                383,067
                                                                     ----------
              RETAIL - INTERNET - 2.39%
   14,000       Amazon.com, Inc.*                               (a)   1,751,750
                                                                     ----------
              SATELLITE TELECOMMUNICATIONS - 0.69%
    9,000       General Motors Corp., Class H                           506,817
                                                                     ----------
              TELECOMMUNICATIONS EQUIPMENT - 13.15%
   11,900       ADC Telecommunications, Inc.*                           542,200
   13,300       ANTEC Corp.*                                            426,438
    5,700       General Instrument Corp.*                               242,250
   32,145       Lucent Technologies, Inc.                       (a)   2,167,794
    8,900       Nokia Corp. - Sponsored ADR                             814,911
   30,700       Nortel Networks Corp.                           (a)   2,665,159
   41,200       Tellabs, Inc.*                                  (a)   2,783,596
                                                                     ----------
                                                                      9,642,348
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
    SHARES                                                          MARKET VALUE
            COMMON STOCKS - (CONTINUED)
              TELECOMMUNICATIONS SERVICES - 2.12%
    5,500       Global TeleSystems Group, Inc.*                     $   445,500
   19,600       Inet Technologies, Inc.*                                470,400
    7,400       NTL, Inc.*                                              637,791
                                                                    -----------
                                                                      1,553,691
                                                                    -----------
              TELEPHONE - INTEGRATED - 2.02%
   26,560       AT&T Corp.                                      (a)   1,482,393
                                                                    -----------
              TELEPHONE - LONG DISTANCE - 2.54%
   15,000       MCI WorldCom, Inc.*                                   1,290,945
   10,200       Viatel, Inc.*                                           572,475
                                                                    -----------
                                                                      1,863,420
                                                                    -----------
                TOTAL COMMON STOCKS (COST $75,161,493)               83,665,751
                                                                    ===========
NUMBER OF
CONTRACTS
            PUT OPTIONS - 2.35%
              INDEX - 2.35%
      250       Morgan Stanley High Tech Index, 07/17/99, $980.00        47,299
      133       Nasdaq-100 Index, 09/18/99, $2,280.00                 1,675,800
                                                                    -----------
                                                                      1,723,099
                                                                    -----------
                TOTAL PUT OPTIONS (COST $3,109,449)                   1,723,099
                                                                    ===========
                TOTAL INVESTMENTS (COST $78,270,942) - 116.49%       85,388,850
                                                                    -----------
                OTHER ASSETS, LESS LIABILITIES - (16.49%)           (12,090,714)
                                                                    -----------
                NET ASSETS - 100.00%                                $73,298,136
                                                                    ===========
 *  Non-income producing security.
(a) Partially or wholly held in a pledged account by the custodian for securities sold, not yet purchased.

The accompanying notes are an integral part of the financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
    SHARES                                                          MARKET VALUE
            SHORT COMMON STOCK - (9.49%)
              APPLICATIONS SOFTWARE - (0.94%)
    5,000       Great Plains Software, Inc.                           $(235,940)
    6,500       Peregrine Systems, Inc.                                (166,972)
    4,300       Siebel Systems, Inc.                                   (285,146)
                                                                      ---------
                                                                       (688,058)
                                                                      ---------
              CIRCUIT BOARDS - (0.47%)
    4,500       Sanmina Corp.                                          (341,437)
                                                                      ---------
              COMMERCIAL SERVICES - FINANCE - (0.33%)
    7,650       Paychex, Inc.                                          (243,844)
                                                                      ---------
              COMPUTER DATA SECURITY - (0.31%)
    6,000       ISS Group, Inc.                                        (226,500)
                                                                      ---------
              COMPUTER GRAPHICS - (0.39%)
    5,000       Visio Corp.                                            (190,315)
    6,100       3Dfx Interactive, Inc.                                  (95,313)
                                                                      ---------
                                                                       (285,628)
                                                                      ---------
              COMPUTER SERVICES - (0.50%)
    5,000       Ceridian Corp.                                         (163,440)
    3,600       Sapient Corp.                                          (203,850)
                                                                      ---------
                                                                       (367,290)
                                                                      ---------
              COMPUTER SOFTWARE - (0.43%)
    2,500       SCM Microsystems, Inc.                                 (115,937)
    5,100       Transaction Systems Architects, Inc., Class A          (198,900)
                                                                      ---------
                                                                       (314,837)
                                                                      ---------
              DATA PROCESSING/MANAGEMENT - (0.66%)
    5,500       Acxiom Corp.                                           (137,159)
    5,500       Fiserv, Inc.                                           (172,222)
    4,800       Sterling Commerce, Inc.                                (176,400)
                                                                      ---------
                                                                       (485,781)
                                                                      ---------

The accompanying notes are an integral part of the financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
    SHARES                                                          MARKET VALUE
            SHORT COMMON STOCK - (CONTINUED)
              DISTRIBUTION - WHOLESALE - (0.39%)
    5,500       Ingram Micro, Inc., Class A                          $(141,625)
    3,800       Tech Data Corp.                                       (145,350)
                                                                     ----------
                                                                      (286,975)
                                                                     ----------
              ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0 .79%)
    5,000       Dallas Semiconductor Corp.                            (253,750)
    5,200       Lattice Semiconductor Corp.                           (323,700)
                                                                     ----------
                                                                      (577,450)
                                                                     ----------
              ELECTRONIC PARTS DISTRIBUTION - (0.26%)
    4,180       Avnet, Inc.                                           (194,370)
                                                                     ----------
              INSTRUMENTS - SCIENTIFIC - (0.38%)
    2,400       PE Corp -  PE Biosystems Group                        (275,400)
                                                                     ----------
              INTERNET SOFTWARE - (0.13%)
    3,800       Prodigy Communications Corp.                           (98,325)
                                                                     ----------
              LINEN SUPPLY & RELATED ITEMS - (0.36%)
    3,900       Cintas Corp.                                          (262,033)
                                                                     ----------
              MEDICAL INFORMATION SYSTEMS - (0.36%)
    4,000       Shared Medical Systems Corp.                          (261,000)
                                                                     ----------
              MEDICAL INSTRUMENTS - (0.24%)
    4,000       Boston Scientific Corp.                               (175,752)
                                                                     ----------
              MEDICAL - BIOMEDICAL/GENE - (0.03%)
    1,200       Celera Genomics                                        (19,426)
                                                                     ----------
              MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.41%)
    4,700       Cardinal Health, Inc.                                 (301,387)
                                                                     ----------
              NETWORKING PRODUCTS - (0.23%)
    4,200       International Network Services                        (169,575)
                                                                     ----------

The accompanying notes are an integral part of the financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
    SHARES                                                          MARKET VALUE
            SHORT COMMON STOCK - (CONTINUED)
              OFFICE AUTOMATION & EQUIPMENT - (0.34%)
    3,900       Pitney Bowes, Inc.                                  $  (250,575)
                                                                    -----------
              RETAIL - BUILDING PRODUCTS - (0.23%)
    3,200       Fastenal Co.                                           (167,802)
                                                                    -----------
              RETAIL - CONSUMER ELECTRONICS - (0.95%)
    5,600       Best Buy Co., Inc.                                     (378,000)
    3,420       Circuit City Stores-Circuit City Group                 (318,060)
                                                                    -----------
                                                                       (696,060)
                                                                    -----------
              TELECOMMUNICATIONS EQUIPMENT - (0.36%)
    4,100       Plantronics, Inc.                                      (267,012)
                                                                    -----------

                TOTAL SHORT COMMON STOCK (PROCEEDS $6,284,880)      $(6,956,517)
                                                                    ===========

The accompanying notes are an integral part of the financial statements.